Other assets and receivables	12 Months Ended
Dec. 31, 2025
Text block 1 [Abstract]
Other assets and receivables
23 Other assets and receivables

	Note	2025	2024

Real estate held for own use and equipment	23.1	200	236

Receivables	23.2	3,472	3,830

Accrued income	23.3	700	812

Right-of-use assets	23.4	137	162

On December 31		4,508	5,040
23.1 Real estate held for own use and equipment

	2025	2024

Real estate held for own use	56	66

Equipment	144	170

On December 31	200	236
General account real estate held for own use has not been pledged as security for liabilities, nor are there any restrictions on title. The useful lives of buildings range between 40 and 50 years.
None of the equipment is held for lease (2024: none). Equipment has not been pledged as security for liabilities, nor are there any restrictions on title. Equipment is generally depreciated over three to five years.
Depreciation expenses are included in Administration expenses in note
13 Other operating expenses.
23.2 Receivables

	2025	2024

Receivables from policyholders	132	118

Receivables from brokers and agents	306	270

Cash outstanding from assets sold	394	176

Trade receivables	475	654

Cash collateral	455	515

Income tax receivable	146	286

Other	1,581	1,828

Expected credit losses	(17)	(18)

On December 31	3,472	3,830

Current	3,352	3,736

Non-current	121	94
With the exception of receivables from reinsurers, the receivables balances presented above are mostly not externally rated.
The movements in the expected credit losses for receivables during the year were as follows:

	2025	2024

On January 1	(18)	(10)

Expected credit losses	(6)	(9)

Other movements	7	1

On December 31	(17)	(18)

23.3 Accrued income

	2025	2024

Accrued interest	700	812

On December 31	700	812

Current	700	812
23.4
Right-of-use
assets

	Real estate for own use	Equipment	Other	2025 Total	Real estate for own use	Equipment	Other	2024 Total

On January 1	154	4	4	162	138	10	3	150

Additions	15	1	3	19	31	-	3	34

Disposals	(1)	-	-	(1)	(5)	-	-	(5)

Modification of lease contracts	1	-	-	1	6	-	-	6

Depreciation through income statement	(24)	(4)	(2)	(30)	(22)	(6)	(2)	(30)

Net exchange differences	(9)	-	-	(10)	6	-	-	7

Other	(5)	-	-	(5)	-	-	-	-

On December 31	131	1	5	137	154	4	4	162

Gross carrying value	253	15	11	279	284	21	10	314

Accumulated depreciation	(122)	(14)	(7)	(143)	(130)	(16)	(5)	(152)

Net book value	131	1	5	137	154	4	4	162
Right-of-use
assets are mainly held by Aegon UK and Aegon Americas.
For information on the Lease liabilities and respective maturity analysis, please see note
35 Other liabilities
and note
4 Financial risks
, respectively.